Equity Based Compensation	12 Months Ended
Jan. 02, 2016
Equity Based Compensation [Abstract]
Equity Based Compensation

NOTE J – EQUITY-BASED COMPENSATION

Equity-based compensation expense for fiscal years 2013, 2014, and 2015 was $7,624,  $9,805, and $11,081 respectively.  The related tax benefit for these periods was $2,575,  $3,308, and $3,766, respectively.

The following table shows the remaining unrecognized compensation expense on a pre-tax basis for all types of unvested equity awards outstanding as of January 2, 2016.  This table does not include an estimate for future grants that may be issued.

2016	$ 17,856
2017	16,744
2018	14,024
2019	8,889
2020+	943
$ 58,456

The cost above is expected to be recognized over a weighted-average period of 3.4 years.

Following Company shareholder approval in May of 2015, the Company adopted its 2015 Equity Incentive Award Plan (the “2015 Plan”) to replace its 2006 Equity Incentive Award Plan (the “2006 Plan”), which is set to expire in April of 2016.  Similar to the 2006 Plan, the 2015 Plan allows for the grant of various equity awards including stock-settled stock appreciation rights, stock options, deferred stock units, and other types of equity-based awards to the Company’s officers, key employees, and non-employee directors. Since its inception 10,000 shares had been authorized under the 2006 Plan.  As of January 2, 2016, a total of 6,920 awards had been granted under the 2006 Plan, of which 6,798 were stock-settled stock appreciation rights, 8 were stock options, and 114 were deferred stock units.  Also, as of January 2, 2016, a total of 1,166 awards had been forfeited and added back to the number of shares available for issuance under the 2006 Plan.  No further awards will be issued under the 2006 Plan.  Under the 2015 Plan, 5,000 shares have been authorized.  As of January 2, 2016, a total of 1,005 awards had been issued under the 2015 Plan, all of which have been in the form of stock-settled stock appreciation rights.  Of the 1,005 awards issued under the 2015 Plan, 50 awards have been forfeited and added back to the number of shares available for issuance under the 2015 Plan.

General terms of awards issued under the 2015 Plan are similar in nature to those issued under the 2006 Plan.  The Company’s Compensation Committee utilizes two types of vesting methods when granting awards to officers and key employees based upon the nature of the grant.    Awards granted to officers and key employees upon hire or promotion to such a position will generally vest 20% each year on the anniversary of the grant date and expire five and one-half years from the date of grant.  Awards granted as a supplement to existing equity awards held by officers and key employees vest each year beginning on the first grant date anniversary following the final vesting of previous grants.  The expiration of these supplemental awards is generally within 12 months following the last vest date of such award.  Awards of stock options and stock-settled stock appreciation rights to be granted to non-employee directors generally vest 25% each quarter, commencing on the first vest date anniversary following the final vesting of the previous award.  The expiration of these awards is generally within 12 months following the last vest date of the previous award.  Awards of deferred stock units are full-value shares at the date of grant, vesting over the periods of service, and do not have expiration dates. Beginning in 2015, new grants of stock-settled stock appreciation rights became subject to a mandatory post-vesting holding requirement of 10% of the shares derived upon exercise for the sooner of five years following the exercise or at such time the grantee no longer qualifies as a participant under the Plan.  As a result of this requirement, the Company has included an illiquidity discount in the fair value calculation of these awards.

The Company uses the Black-Scholes option pricing model to estimate the fair value of its equity awards.  The weighted-average fair value, net of illiquidity discount, of stock-settled stock appreciation rights that were granted in 2013, 2014, and 2015 was $17.59,  $18.91, and $46.99, respectively.

NOTE J – EQUITY-BASED COMPENSATION - CONTINUED

Following is a table that includes the weighted-average assumptions that the Company used to calculate fair value of equity awards that were granted during the periods indicated.  Deferred stock units are full-value shares at the date of grant and have been excluded from the table below.

	Year ended

	2013	2014	2015

Expected volatility (1)	41.9%	40.2%	44.0%
Risk-free interest rate (2)	0.7%	1.2%	1.3%
Expected life (3)	3.9 yrs.	3.6 yrs.	3.8 yrs.
Expected dividend yield (4)	0.0%	0.0%	0.0%
Weighted-average exercise price (5)	$53.83	$60.61	$135.41

(1) The Company utilizes historical volatility of the trading price of its common stock.
(2) Risk-free interest rate is based on the U.S. Treasury yield curve with respect to the expected life of the award.
(3) Depending upon the terms of the award, one of two methods will be used to calculate expected life:
(i) a weighted-average that includes historical settlement data of the Company’s equity awards and a hypothetical holding period, or (ii) the simplified method.
(4) The Company historically has not paid and currently has no plan to pay dividends.
(5) Exercise price is the closing price of the Company's common stock on the date of grant.

A summary of the Company’s stock option and stock-settled stock appreciation right activity is as follows:

	Shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value*
Outstanding at January 3, 2015	1,555	$ 49.20	2.9	$ 82,564
Granted	1,135	135.41
Exercised	(442)	37.93
Forfeited	(73)	102.12
Expired	-	-

Outstanding at January 2, 2016	2,175	$ 94.68	3.3	$ 83,475

Exercisable at January 2, 2016	121	$ 45.26	1.8	$ 9,998

* Aggregate intrinsic value is defined as the difference between the current market value at the reporting date (the closing price of the Company's common stock on the last trading day of the period) and the exercise price of awards that were in-the-money.  The closing price of the Company's common stock at January 3, 2015, and January 2, 2016, was $102.28 and $127.75, respectively.

The total intrinsic value of stock options and stock-settled stock appreciation rights exercised was $32,837 in 2013, $51,795 in 2014, and $41,548 in 2015.  The Company currently has no deferred stock units that are nonvested.

The total fair value of equity awards that vested during fiscal years 2013, 2014, and 2015 was $8,096,  $7,568, and $7,184, respectively.  This total fair value includes equity-based awards issued in the form of stock-settled stock appreciation rights.